UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Putnam High Yield Bond Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2016
Rating	Percentage of Fund Investments
A3	0.36%
Baa2	0.37
Baa3	3.14
Ba1	4.32
Ba2	7.26
Ba3	13.31
B1	11.71
B2	9.04
B3	12.50
CCC, CC, C	18.95
D	0.54
Equities	3.02
Not Rated	1.88
Short Term Investments	13.60
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,085.30	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.77
Initial Class
Actual	$1,000.00	$1,082.60	$5.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.52
* Expenses are equal to the Fund's annualized expense ratio of 0.75% for the Institutional Class and 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 716,739	Academy Ltd(b) 5.00%, 07/01/2022	$ 674,331
245,438	Amag Pharmaceuticals Inc(b)(c) 4.75%, 08/17/2021	242,983
515,000	Asurion Corp(b) 8.50%, 03/03/2021	495,473
437,810	Avaya Inc(b) 6.25%, 05/29/2020	307,197
	Caesars Entertainment Operating Co(b)
194,025	10.75%, 03/01/2017	194,834
1,316,108	11.25%, 03/01/2017	1,312,818
1,176,000	Caesars Growth Properties Holdings LLC(b) 6.25%, 05/07/2021	1,099,560
467,650	Concordia Healthcare Corp(b) 5.25%, 10/21/2021	450,113
292,152	David's Bridal Corp(b) 5.25%, 10/11/2019	262,206
250,000	Del Monte Corp(b) 8.25%, 08/18/2021	176,875
170,127	DPX Holdings BV(b) 4.25%, 03/11/2021	165,278
83,824	Gates Global TLB(b) 4.25%, 07/06/2021	79,501
566,149	Getty Images Inc(b) 4.75%, 10/18/2019	420,366
303,000	iHeartcommunications Inc(b) 6.94%, 01/30/2019	221,064
769,114	J Crew Group(b) 4.00%, 03/05/2021	523,959
	Jeld-Wen (b)
575,617	4.00%, 10/15/2021	574,898
277,500	4.75%, 07/01/2022	277,153
550,000	Kraton Polymers LLC(b) 6.00%, 01/06/2022	540,650
355,641	Manitowoc Co Inc(b) 5.75%, 03/03/2023	357,419
573,499	Meg Energy Corp(b) 3.75%, 03/31/2020	500,378
240,000	Multiplan Holdings Inc(b) 5.00%, 05/25/2023	240,557
1,109,799	Navistar Inc(b) 6.50%, 08/06/2020	1,045,061
1,757	Neiman Marcus Group Inc(b) 4.25%, 10/25/2020	1,575
405,750	Ortho-Clinical Diagnostics(b) 4.75%, 06/30/2021	381,743
528,675	Petco Animal Supplies Inc(b) 5.75%, 01/26/2023	525,811
334,163	Quorum Health Corp(b) 6.75%, 04/29/2022	333,884
1,385,687	Rock Ohio Caesar(b) 5.00%, 06/20/2019	1,316,402
457,677	Scientific Games International(b) 6.00%, 10/01/2021	450,526
120,000	Solenis International LP(b) 7.75%, 07/29/2022	110,550
	Talbots Inc(b)
452,335	5.50%, 03/19/2020	438,200
229,851	9.50%, 03/19/2021(c)	213,187
181,536	Tervita Corp(b) 6.25%, 05/15/2018	172,460
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 995,229	Texas Competitive Electric Holdings Co(b) 4.68%, 10/10/2017	$ 326,936
290,000	Travelport Finance S.a.r.l.(b) 5.00%, 09/30/2021	287,463
245,000	Western Refining Inc(b) 4.50%, 06/30/2023	237,956
186,490	Yonkers Racing Corp(b)(c) 4.25%, 08/20/2019	182,372
280,000	Zekelman Industries Inc(b) 6.00%, 06/30/2021	278,950
TOTAL BANK LOANS — 5.60% (Cost$16,647,370)		$ 15,420,689
CORPORATE BONDS AND NOTES
Basic Materials — 5.25%
510,000	A Schulman Inc(d) 6.88%, 06/01/2023	509,235
	ArcelorMittal
400,000	10.85%, 06/01/2019	471,000
575,000	6.13%, 06/01/2025(e)	572,125
560,000	Blue Cube Spinco Inc(d) 9.75%, 10/15/2023	648,200
	Celanese US Holdings LLC
605,000	5.88%, 06/15/2021	676,087
30,000	4.63%, 11/15/2022	31,875
	Chemours Co
325,000	6.63%, 05/15/2023(e)	276,250
220,000	7.00%, 05/15/2025	184,525
1,040,000	Compass Minerals International Inc(d) 4.88%, 07/15/2024	967,200
	First Quantum Minerals Ltd(d)
52,000	6.75%, 02/15/2020(e)	43,420
1,090,000	7.00%, 02/15/2021(e)	876,087
200,000	7.25%, 05/15/2022	154,500
55,000	Freeport-McMoRan Inc(e) 3.55%, 03/01/2022	48,400
1,005,000	GCP Applied Technologies Inc(d) 9.50%, 02/01/2023	1,123,087
1,080,000	HudBay Minerals Inc 9.50%, 10/01/2020	912,600
290,000	Huntsman International LLC(e) 5.13%, 11/15/2022	287,100
495,000	Joseph T Ryerson & Son Inc(d) 11.00%, 05/15/2022	512,325
555,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(d) 10.50%, 04/15/2023	591,075
850,000	Mercer International Inc 7.75%, 12/01/2022	850,000
	New Gold Inc(d)
130,000	7.00%, 04/15/2020	132,600
360,000	6.25%, 11/15/2022(e)	351,000
280,000	Perstorp Holding AB(d) 8.75%, 05/15/2017	280,000
165,000	PQ Corp(d) 6.75%, 11/15/2022	172,013
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 200,000	Smurfit Kappa Acquisitions(d) 4.88%, 09/15/2018	$ 208,750
395,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	461,656
	Steel Dynamics Inc
325,000	5.13%, 10/01/2021	332,719
625,000	6.38%, 08/15/2022	656,250
245,000	5.25%, 04/15/2023	249,900
435,000	5.50%, 10/01/2024	444,788
	Teck Resources Ltd(d)
120,000	8.00%, 06/01/2021	123,600
80,000	8.50%, 06/01/2024	83,000
	WR Grace & Co-Conn(d)
335,000	5.13%, 10/01/2021	344,213
845,000	5.63%, 10/01/2024	866,125
		14,441,705
Communications — 14.33%
200,000	Altice Financing SA(d) 6.63%, 02/15/2023	196,374
600,000	Altice Finco SA(d) 7.63%, 02/15/2025	549,000
	Altice SA(d)
1,180,000	7.75%, 05/15/2022	1,191,800
300,000	7.63%, 02/15/2025(e)	292,875
	Avaya Inc(d)
1,795,000	7.00%, 04/01/2019	1,283,425
90,000	10.50%, 03/01/2021	19,800
	Cablevision Systems Corp
280,000	7.75%, 04/15/2018	299,774
45,000	8.00%, 04/15/2020	46,148
	CCO Holdings LLC / CCO Holdings Capital Corp
1,055,000	5.25%, 09/30/2022	1,082,694
1,100,000	5.13%, 05/01/2023(d)	1,106,188
905,000	5.88%, 04/01/2024(d)(e)	938,937
175,000	5.75%, 02/15/2026(d)	180,250
375,000	5.50%, 05/01/2026(d)	380,625
	CenturyLink Inc
55,000	5.63%, 04/01/2020	57,063
380,000	6.75%, 12/01/2023	373,350
1,250,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(d) 5.13%, 12/15/2021	1,187,975
	Clear Channel Worldwide Holdings Inc
795,000	7.63%, 03/15/2020	756,442
750,000	6.50%, 11/15/2022	750,000
545,000	CommScope Technologies Finance LLC(d) 6.00%, 06/15/2025	558,625
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	387,600
475,000	5.25%, 06/01/2024(e)	432,250
	Digicel Ltd(d)
870,000	8.25%, 09/30/2020	726,450
605,000	6.75%, 03/01/2023	514,250
320,000	DISH DBS Corp 5.88%, 11/15/2024	297,600
Principal Amount(a)		Fair Value
Communications — (continued)
$ 350,000	Entercom Radio LLC 10.50%, 12/01/2019	$ 369,250
	Frontier Communications Corp
160,000	8.88%, 09/15/2020	170,800
600,000	6.25%, 09/15/2021	565,657
775,000	10.50%, 09/15/2022	820,047
105,000	7.63%, 04/15/2024	92,925
320,000	11.00%, 09/15/2025	331,200
670,000	iHeartCommunications Inc 9.00%, 12/15/2019	502,500
295,000	Intelsat Jackson Holdings SA 7.50%, 04/01/2021	203,550
	Intelsat Luxembourg SA
70,000	7.75%, 06/01/2021	17,150
185,000	8.13%, 06/01/2023	45,788
	Lamar Media Corp
330,000	5.88%, 02/01/2022	343,200
385,000	5.38%, 01/15/2024	398,475
210,000	Level 3 Communications Inc 5.75%, 12/01/2022	212,625
	Level 3 Financing Inc
965,000	5.38%, 08/15/2022	974,650
260,000	5.38%, 01/15/2024	260,975
	Neptune Finco Corp(d)
700,000	10.13%, 01/15/2023	784,000
200,000	10.88%, 10/15/2025	228,624
	Numericable-SFR SAS(d)
1,140,000	6.00%, 05/15/2022	1,108,650
100,000	EUR, 5.63%, 05/15/2024	111,626
300,000	6.25%, 05/15/2024	286,875
595,000	7.38%, 05/01/2026	588,306
	Outfront Media Capital LLC / Outfront Media Capital Corp
255,000	5.63%, 02/15/2024	262,650
435,000	5.88%, 03/15/2025(e)	448,050
615,000	Plantronics Inc(d) 5.50%, 05/31/2023	607,312
140,000	Quebecor Media Inc 5.75%, 01/15/2023	142,100
	Sinclair Television Group Inc
390,000	5.38%, 04/01/2021	401,700
889,000	5.63%, 08/01/2024(d)	909,002
	Sirius XM Radio Inc(d)
50,000	5.88%, 10/01/2020	51,563
355,000	6.00%, 07/15/2024	366,981
1,295,000	Sprint Capital Corp 6.88%, 11/15/2028	1,016,575
	Sprint Communications Inc
325,000	9.00%, 11/15/2018(d)	346,125
130,000	7.00%, 08/15/2020	115,700
	Sprint Corp
1,420,000	7.25%, 09/15/2021	1,210,550
1,560,000	7.88%, 09/15/2023	1,275,300
	T-Mobile USA Inc
170,000	6.63%, 04/28/2021	177,650
490,000	6.13%, 01/15/2022	513,887
815,000	6.00%, 03/01/2023	843,525
435,000	6.63%, 04/01/2023	460,830
185,000	6.84%, 04/28/2023	195,406
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 840,000	6.38%, 03/01/2025	$ 877,800
265,000	TEGNA Inc(d) 4.88%, 09/15/2021	271,625
210,000	Townsquare Media Inc(d) 6.50%, 04/01/2023	207,638
710,000	Tribune Media Co 5.88%, 07/15/2022	706,450
400,000	Unitymedia KabelBW GmbH(d) 6.13%, 01/15/2025	409,960
	Univision Communications Inc(d)
317,000	8.50%, 05/15/2021	331,265
580,000	5.13%, 02/15/2025	573,475
770,000	Videotron Ltd 5.00%, 07/15/2022	796,950
200,000	Virgin Media Finance PLC(d) 6.38%, 04/15/2023	200,000
180,000	Virgin Media Secured Finance PLC(d) 5.38%, 04/15/2021	183,150
865,000	West Corp(d) 5.38%, 07/15/2022	804,450
1,025,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019	1,060,875
530,000	Wind Acquisition Finance SA(d) 7.38%, 04/23/2021	504,825
	Windstream Services LLC(e)
350,000	7.75%, 10/01/2021	329,875
950,000	6.38%, 08/01/2023	798,000
		39,427,612
Consumer, Cyclical — 14.33%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
245,000	4.63%, 01/15/2022	246,838
940,000	6.00%, 04/01/2022	974,959
	AMC Entertainment Inc
285,000	5.88%, 02/15/2022	286,425
345,000	5.75%, 06/15/2025	343,275
750,000	American Builders & Contractors Supply Co Inc(d) 5.75%, 12/15/2023	776,250
860,000	American Tire Distributors Inc(d) 10.25%, 03/01/2022	754,650
900,000	Beacon Roofing Supply Inc 6.38%, 10/01/2023	942,750
	Bon-Ton Department Stores Inc
194,000	10.63%, 07/15/2017	178,480
600,000	8.00%, 06/15/2021	246,000
	Boyd Gaming Corp
645,000	6.88%, 05/15/2023	686,925
195,000	6.38%, 04/01/2026(d)	203,775
310,000	Brookfield Residential Properties Inc(d) 6.50%, 12/15/2020	309,225
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 655,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(d) 6.13%, 07/01/2022	$ 618,975
750,000	CalAtlantic Group Inc 6.25%, 12/15/2021	796,875
270,000	CCM Merger Inc(d) 9.13%, 05/01/2019	282,825
915,000	CEC Entertainment Inc 8.00%, 02/15/2022	885,262
	Cinemark USA Inc
665,000	5.13%, 12/15/2022	676,637
235,000	4.88%, 06/01/2023	232,650
640,000	Eldorado Resorts Inc(e) 7.00%, 08/01/2023	664,000
500,000	EMI Music Publishing Group North America Holdings Inc(d) 7.63%, 06/15/2024	513,750
	Family Tree Escrow LLC(d)
175,000	5.25%, 03/01/2020	180,250
250,000	5.75%, 03/01/2023	265,625
875,000	Fiat Chrysler Automobiles NV(e) 5.25%, 04/15/2023	869,531
	General Motors Co
120,000	5.20%, 04/01/2045	118,887
440,000	Gibson Brands Inc(d) 8.88%, 08/01/2018	244,200
	GLP Capital LP / GLP Financing II Inc
915,000	4.88%, 11/01/2020	948,169
265,000	5.38%, 04/15/2026	272,950
190,000	Goodyear Tire & Rubber Co 5.00%, 05/31/2026	193,563
1,110,000	Great Canadian Gaming Corp(d) CAD, 6.63%, 07/25/2022	876,350
360,000	Hanesbrands Inc(d) 4.63%, 05/15/2024	360,900
	HD Supply Inc
365,000	7.50%, 07/15/2020	382,301
285,000	5.75%, 04/15/2024(d)	296,400
450,000	Isle of Capri Casinos Inc 5.88%, 03/15/2021	466,875
	JC Penney Co Inc
315,000	8.13%, 10/01/2019	325,927
100,000	5.65%, 06/01/2020	94,000
135,000	JC Penney Corp Inc(d) 5.88%, 07/01/2023	135,844
645,000	Jo-Ann Stores Holdings Inc(d)(f) 9.75%, 10/15/2019	564,375
840,000	Jo-Ann Stores LLC(d) 8.13%, 03/15/2019	804,300
	KFC Holding Co/Pizza Hut Holdings LLC / Taco Bell of America LLC(d)
460,000	5.00%, 06/01/2024	468,050
460,000	5.25%, 06/01/2026	471,500
	L Brands Inc
50,000	6.63%, 04/01/2021	56,250
450,000	5.63%, 02/15/2022	484,200
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 90,000	Landry's Holdings II Inc(d) 10.25%, 01/01/2018	$ 90,900
	Lear Corp
205,000	5.38%, 03/15/2024	215,763
90,000	5.25%, 01/15/2025	94,388
750,000	Lennar Corp 4.75%, 11/15/2022	762,187
705,000	Mattamy Group Corp(d) 6.50%, 11/15/2020	676,800
240,000	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer Inc(d) 5.63%, 05/01/2024	253,800
423,000	Navistar International Corp(e) 8.25%, 11/01/2021	297,158
455,000	Neiman Marcus Group LLC 7.13%, 06/01/2028	411,775
	Neiman Marcus Group Ltd LLC(d)(e)
1,065,000	8.00%, 10/15/2021	867,975
965,000	8.75%, 10/15/2021(f)	733,400
1,050,000	Omega US Sub LLC(d) 8.75%, 07/15/2023	1,029,000
875,000	Penn National Gaming Inc(e) 5.88%, 11/01/2021	890,312
	Penske Automotive Group Inc
670,000	5.75%, 10/01/2022	670,000
440,000	5.38%, 12/01/2024	424,600
325,000	5.50%, 05/15/2026	308,750
	PulteGroup Inc
415,000	5.50%, 03/01/2026	425,375
765,000	7.88%, 06/15/2032	866,362
	Regal Entertainment Group
710,000	5.75%, 03/15/2022	725,975
345,000	5.75%, 06/15/2023	347,588
145,000	5.75%, 02/01/2025	142,825
920,000	Rite Aid Corp(d) 6.13%, 04/01/2023	982,100
119,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(d) 9.50%, 06/15/2019	121,975
765,000	Sabre Global Inc(d) 5.38%, 04/15/2023	782,212
	Scientific Games International Inc
160,000	6.25%, 09/01/2020(e)	101,200
180,000	7.00%, 01/01/2022(d)	180,900
1,875,000	10.00%, 12/01/2022	1,523,437
915,000	Six Flags Entertainment Corp(d) 5.25%, 01/15/2021	943,594
375,000	Standard Pacific Corp 5.88%, 11/15/2024	386,250
1,170,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 6.38%, 06/01/2021	1,158,300
455,000	Taylor Morrison Communities Inc / Monarch Communities Inc(d) 5.63%, 03/01/2024	443,625
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 290,000	Tempur Sealy International Inc(d) 5.50%, 06/15/2026	$ 284,925
	Tenneco Inc
395,000	5.38%, 12/15/2024	409,813
225,000	5.00%, 07/15/2026	228,233
540,000	TRI Pointe Holdings Inc 5.88%, 06/15/2024	548,775
100,000	TRW Automotive Inc(d) 4.50%, 03/01/2021	100,000
500,000	Univar USA Inc(d)(e) 6.75%, 07/15/2023	493,750
90,000	WMG Acquisition Corp(d) 6.75%, 04/15/2022	90,675
920,000	ZF North America Capital Inc(d) 4.75%, 04/29/2025	932,070
		39,447,740
Consumer, Non-Cyclical — 11.57%
	Acadia Healthcare Co Inc
820,000	6.13%, 03/15/2021	842,550
355,000	5.13%, 07/01/2022	344,350
920,000	Amag Pharmaceuticals Inc(d) 7.88%, 09/01/2023	823,400
	Ashtead Capital Inc(d)
495,000	6.50%, 07/15/2022	515,107
435,000	5.63%, 10/01/2024	437,175
270,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(d)(e) 5.13%, 06/01/2022	260,550
585,000	Centene Corp 4.75%, 05/15/2022	596,700
	Centene Escrow Corp(d)
195,000	5.63%, 02/15/2021	203,288
630,000	6.13%, 02/15/2024	669,769
1,430,000	Ceridian HCM Holding Inc(d) 11.00%, 03/15/2021	1,422,850
	CHS/Community Health Systems Inc
230,000	5.13%, 08/01/2021	228,275
670,000	6.88%, 02/01/2022(e)	586,250
950,000	Concordia Healthcare Corp(d) 7.00%, 04/15/2023	809,875
110,000	Constellation Brands Inc 6.00%, 05/01/2022	122,925
345,000	ConvaTec Healthcare E SA(d) 10.50%, 12/15/2018	352,762
675,000	Crimson Merger Sub Inc(d) 6.63%, 05/15/2022	556,875
640,000	Dean Foods Co(d) 6.50%, 03/15/2023	660,800
855,000	DPX Holdings BV(d) 7.50%, 02/01/2022	878,512
	Endo Finance LLC(d)
65,000	5.88%, 01/15/2023	56,388
1,225,000	6.00%, 07/15/2023	1,071,875
260,000	ESAL GmbH(d) 6.25%, 02/05/2023	256,750
770,000	Halyard Health Inc 6.25%, 10/15/2022	750,750
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	HCA Inc
$1,425,000	6.50%, 02/15/2020	$ 1,576,406
55,000	7.50%, 02/15/2022	62,535
185,000	5.38%, 02/01/2025	189,625
575,000	5.25%, 06/15/2026	596,922
545,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(d) 6.38%, 08/01/2023	557,262
683,000	JBS USA LLC / JBS USA Finance Inc(d) 7.25%, 06/01/2021	706,905
735,000	JLL/Delta Dutch Pledgeco BV(d)(f) 8.75%, 05/01/2020	735,000
	Kinetic Concepts Inc / KCI USA Inc
890,000	10.50%, 11/01/2018	885,550
590,000	7.88%, 02/15/2021(d)	627,241
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d) 5.50%, 04/15/2025	410,375
250,000	MEDNAX Inc(d) 5.25%, 12/01/2023	253,125
430,000	Molina Healthcare Inc(d) 5.38%, 11/15/2022	428,925
145,000	Mustang Merger Corp(d) 8.50%, 08/15/2021	151,525
550,000	Nielsen Co Luxembourg S.a.r.l.(d) 5.50%, 10/01/2021	567,875
1,055,000	Novelis Inc 8.75%, 12/15/2020	1,099,837
330,000	Pilgrim's Pride Corp(d) 5.75%, 03/15/2025	329,175
350,000	Prestige Brands Inc(d) 5.38%, 12/15/2021	355,250
1,020,000	Revlon Consumer Products Corp 5.75%, 02/15/2021	984,300
	Service Corp International
419,000	5.38%, 01/15/2022	431,570
810,000	5.38%, 05/15/2024	840,375
290,000	7.50%, 04/01/2027	336,400
	Spectrum Brands Inc
20,000	6.38%, 11/15/2020	20,875
15,000	6.63%, 11/15/2022	15,919
475,000	6.13%, 12/15/2024	501,125
340,000	5.75%, 07/15/2025	354,025
320,000	Sterigenics-Nordion Holdings LLC(d) 6.50%, 05/15/2023	324,000
220,000	Syniverse Holdings Inc 9.13%, 01/15/2019	107,800
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	279,575
95,000	4.75%, 06/01/2020	97,309
565,000	4.15%, 06/15/2020(b)	557,937
735,000	6.00%, 10/01/2020	775,425
670,000	4.50%, 04/01/2021	675,025
1,005,000	TMS International Corp(d) 7.63%, 10/15/2021	698,475
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Valeant Pharmaceuticals International Escrow Inc(d)
$ 520,000	5.38%, 03/15/2020	$ 444,275
670,000	5.88%, 05/15/2023(e)	541,025
600,000	6.13%, 04/15/2025(e)	481,500
	Valeant Pharmaceuticals International Inc(d)
365,000	7.00%, 10/01/2020	322,113
185,000	5.63%, 12/01/2021	152,625
300,000	5.50%, 03/01/2023	240,938
645,000	WhiteWave Foods Co 5.38%, 10/01/2022	690,150
		31,854,070
Diversified — 0.22%
575,000	DH Services Luxembourg S.a.r.l.(d) 7.75%, 12/15/2020	602,313
Energy — 10.76%
320,000	Anadarko Petroleum Corp 5.55%, 03/15/2026	353,370
	Antero Resources Corp
490,000	5.13%, 12/01/2022	470,400
70,000	5.63%, 06/01/2023	67,900
740,000	Antero Resources Finance Corp 5.38%, 11/01/2021	723,350
	Baytex Energy Corp(d)
65,000	5.13%, 06/01/2021	54,438
355,000	5.63%, 06/01/2024	285,775
210,000	Boardwalk Pipelines LP(e) 5.95%, 06/01/2026	220,632
1,067,000	California Resources Corp(d) 8.00%, 12/15/2022	757,570
	Cenovus Energy Inc
60,000	6.75%, 11/15/2039	63,008
245,000	4.45%, 09/15/2042	194,960
337,500	CHC Helicopter SA(e)(g)(h) 9.25%, 10/15/2020	150,188
848,000	Chesapeake Energy Corp(d)(e) 8.00%, 12/15/2022	718,680
	Concho Resources Inc
280,000	5.50%, 10/01/2022	281,400
670,000	5.50%, 04/01/2023(e)	671,675
	Continental Resources Inc
370,000	5.00%, 09/15/2022(e)	361,675
470,000	4.50%, 04/15/2023	438,275
150,000	3.80%, 06/01/2024	130,875
	Denbury Resources Inc
691,000	9.00%, 05/15/2021(d)	691,000
130,000	6.38%, 08/15/2021	89,700
510,000	Devon Financing Corp LLC 7.88%, 09/30/2031	593,474
	Energy Transfer Equity LP
622,000	7.50%, 10/15/2020	659,320
175,000	5.88%, 01/15/2024	170,187
	EP Energy LLC / Everest Acquisition Finance Inc
1,285,000	9.38%, 05/01/2020	909,137
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 255,000	6.38%, 06/15/2023(e)	$ 153,000
	Exterran Partners LP / EXLP Finance Corp
300,000	6.00%, 04/01/2021	268,500
535,000	6.00%, 10/01/2022	473,475
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
305,000	6.75%, 02/01/2022	298,995
550,000	6.88%, 02/15/2023	530,750
	Halcon Resources Corp
355,000	8.63%, 02/01/2020(d)	334,808
400,000	9.75%, 07/15/2020	90,000
1,120,000	8.88%, 05/15/2021	224,000
340,000	Hess Corp 7.30%, 08/15/2031	390,438
575,000	Hiland Partners LP / Hiland Partners Finance Corp(d) 7.25%, 10/01/2020	596,562
60,000	Key Energy Services Inc 6.75%, 03/01/2021	24,000
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	112,211
360,000	7.75%, 01/15/2032	405,273
935,000	Laredo Petroleum Inc(e) 7.38%, 05/01/2022	937,337
580,000	Lightstream Resources Ltd(d) 8.63%, 02/01/2020	40,600
1,610,000	Linn Energy LLC / Linn Energy Finance Corp(d)(h)(i) 12.00%, 12/15/2020	551,425
190,000	Lone Pine Resources Canada Escrow Ltd(i)(j) 10.38%, 02/15/2017	10
250,000	Marathon Oil Corp(e) 3.85%, 06/01/2025	229,682
	MEG Energy Corp(d)
140,000	6.50%, 03/15/2021	108,500
225,000	7.00%, 03/31/2024	173,250
	Newfield Exploration Co
560,000	5.75%, 01/30/2022	567,000
385,000	5.63%, 07/01/2024	385,000
695,000	5.38%, 01/01/2026	675,887
	Oasis Petroleum Inc
1,425,000	6.88%, 03/15/2022(e)	1,316,344
250,000	6.88%, 01/15/2023	227,500
455,000	Range Resources Corp 5.75%, 06/01/2021	444,762
	Regency Energy Partners LP / Regency Energy Finance Corp
925,000	5.88%, 03/01/2022	989,420
395,000	5.50%, 04/15/2023	398,512
	Rose Rock Midstream LP / Rose Rock Finance Corp
110,000	5.63%, 07/15/2022(e)	96,800
275,000	5.63%, 11/15/2023	239,250
	Sabine Pass Liquefaction LLC
395,000	6.25%, 03/15/2022	405,862
1,075,000	5.63%, 04/15/2023	1,079,031
455,000	5.88%, 06/30/2026(d)	456,706
Principal Amount(a)		Fair Value
Energy — (continued)
$ 120,000	Sabine Pass Liquefied Natural Gas LP 6.50%, 11/01/2020	$ 124,875
945,000	Samson Investment Co(h)(i) 9.75%, 02/15/2020	18,900
680,000	SandRidge Energy Inc(d)(g)(h) 8.75%, 06/01/2020	278,800
	Seven Generations Energy Ltd(d)
620,000	8.25%, 05/15/2020	642,475
390,000	6.75%, 05/01/2023(e)	392,925
345,000	Seventy Seven Energy Inc 6.50%, 07/15/2022	21,563
225,000	Seventy Seven Operating LLC(g)(h) 6.63%, 11/15/2019	112,500
	SM Energy Co
95,000	6.50%, 11/15/2021(e)	89,063
545,000	6.13%, 11/15/2022(e)	500,719
555,000	6.50%, 01/01/2023	516,150
350,000	5.00%, 01/15/2024(e)	299,250
220,000	Triangle USA Petroleum Corp(d) 6.75%, 07/15/2022	50,600
180,000	Unit Corp 6.63%, 05/15/2021	139,050
185,000	Western Gas Partners LP 4.65%, 07/01/2026	186,850
	Whiting Petroleum Corp
515,000	5.00%, 03/15/2019	473,800
169,000	5.75%, 03/15/2021(e)	152,523
	Williams Cos Inc
320,000	3.70%, 01/15/2023	283,200
110,000	4.55%, 06/24/2024	101,035
104,000	7.75%, 06/15/2031	105,040
	Williams Partners LP / ACMP Finance Corp
100,000	6.13%, 07/15/2022	102,591
1,305,000	4.88%, 05/15/2023	1,261,354
	WPX Energy Inc
310,000	7.50%, 08/01/2020	309,417
1,265,000	6.00%, 01/15/2022	1,176,450
		29,621,009
Financial — 10.00%
560,000	Alliance Data Systems Corp(d) 5.38%, 08/01/2022	536,200
1,310,000	Ally Financial Inc 8.00%, 11/01/2031	1,516,325
630,000	American International Group Inc(b) 8.18%, 05/15/2058	791,868
400,000	Banco Bilbao Vizcaya Argentaria SA(b)(k) 9.00%, Perpetual	398,313
	Bank of America Corp(b)(k)
275,000	6.10%, Perpetual	279,125
265,000	6.50%, Perpetual(e)	282,225
215,000	BBVA International Preferred SAU(b)(e)(k) 5.92%, Perpetual	214,463
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	CBRE Services Inc
$ 353,000	5.00%, 03/15/2023	$ 365,453
260,000	5.25%, 03/15/2025	270,752
	CIT Group Inc
175,000	3.88%, 02/19/2019	175,875
825,000	5.00%, 08/15/2022	839,437
205,000	5.00%, 08/01/2023	206,538
120,000	Citigroup Inc(b)(k) 5.95%, Perpetual	116,913
430,000	CNG Holdings Inc(d) 9.38%, 05/15/2020	210,700
	CNO Financial Group Inc
325,000	4.50%, 05/30/2020	336,375
315,000	5.25%, 05/30/2025	324,450
200,000	Commerzbank AG(d) 8.13%, 09/19/2023	233,436
	Corrections Corp of America
105,000	4.13%, 04/01/2020	108,019
960,000	4.63%, 05/01/2023	967,200
	Credit Acceptance Corp
630,000	6.13%, 02/15/2021	600,075
315,000	7.38%, 03/15/2023	302,400
870,000	DFC Finance Corp(d) 10.50%, 06/15/2020	522,000
590,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	687,645
	E*TRADE Financial Corp
325,000	5.38%, 11/15/2022	342,875
430,000	4.63%, 09/15/2023	435,375
355,000	ESH Hospitality Inc(d) 5.25%, 05/01/2025	345,681
195,000	Genworth Holdings Inc(b) 6.15%, 11/15/2066	64,350
1,259,000	Howard Hughes Corp(d) 6.88%, 10/01/2021	1,268,442
340,000	Hub Holdings LLC / Hub Holdings Finance Inc(d)(f) 8.13%, 07/15/2019	326,400
750,000	HUB International Ltd(d) 7.88%, 10/01/2021	720,000
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
545,000	6.00%, 08/01/2020	538,188
525,000	5.88%, 02/01/2022	494,881
	Iron Mountain Inc
245,000	6.00%, 10/01/2020(d)	256,331
665,000	6.00%, 08/15/2023	699,912
160,000	iStar Financial Inc 5.00%, 07/01/2019	149,200
75,000	Liberty Mutual Group Inc(d) 7.80%, 03/15/2037	81,750
130,000	Lloyds Bank PLC(b)(k) GBP, 13.00%, Perpetual	283,812
393,000	Lloyds Banking Group PLC(b)(k) 7.50%, Perpetual	384,158
	MPT Operating Partnership LP / MPT Finance Corp
340,000	6.38%, 02/15/2022	352,750
290,000	6.38%, 03/01/2024	308,850
Principal Amount(a)		Fair Value
Financial — (continued)
	Nationstar Mortgage LLC / Nationstar Capital Corp
$ 555,000	7.88%, 10/01/2020(e)	$ 520,313
520,000	6.50%, 07/01/2021	444,600
590,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(d) 5.88%, 03/15/2022	615,812
155,000	Ocwen Financial Corp 6.63%, 05/15/2019	105,400
575,000	Omega Healthcare Investors Inc 4.95%, 04/01/2024	598,210
	OneMain Financial Holdings Inc(d)
450,000	6.75%, 12/15/2019	438,750
595,000	7.25%, 12/15/2021	569,712
380,000	PHH Corp 6.38%, 08/15/2021	333,450
710,000	Provident Funding Associates LP / PFG Finance Corp(d) 6.75%, 06/15/2021	672,725
950,000	ROC Finance LLC / ROC Finance 1 Corp(d) 12.13%, 09/01/2018	984,437
	Royal Bank of Scotland Group PLC
495,000	7.50%, Perpetual(b)(k)	452,925
973,000	7.65%, Perpetual(b)(k)	1,148,140
275,000	8.00%, Perpetual(b)(e)(k)	256,438
235,000	5.13%, 05/28/2024	229,149
	Springleaf Finance Corp
165,000	5.25%, 12/15/2019	153,656
200,000	8.25%, 12/15/2020	200,500
90,000	7.75%, 10/01/2021(e)	86,625
390,000	Stearns Holdings Inc(d) 9.38%, 08/15/2020	366,600
725,000	TMX Finance LLC / TitleMax Finance Corp(d) 8.50%, 09/15/2018	580,000
700,000	USI Inc(d) 7.75%, 01/15/2021	693,000
90,000	VEREIT Operating Partnership LP 4.88%, 06/01/2026	92,250
230,000	Walter Investment Management Corp(e) 7.88%, 12/15/2021	112,988
545,000	Wayne Merger Sub LLC(d) 8.25%, 08/01/2023	538,188
		27,532,610
Industrial — 11.40%
1,650,000	ADS Waste Holdings Inc 8.25%, 10/01/2020	1,666,500
815,000	Air Medical Merger Sub Corp(d) 6.38%, 05/15/2023	774,250
	Amsted Industries Inc(d)
305,000	5.00%, 03/15/2022	305,000
375,000	5.38%, 09/15/2024	367,500
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 990,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(d) 7.25%, 05/15/2024	$ 1,010,419
565,000	ATS Automation Tooling Systems Inc(d) 6.50%, 06/15/2023	574,887
	Belden Inc(d)
490,000	5.50%, 09/01/2022	493,675
395,000	5.25%, 07/15/2024	382,163
	Berry Plastics Corp
260,000	6.00%, 10/15/2022(e)	268,775
10,000	5.13%, 07/15/2023	10,000
745,000	BlueLine Rental Finance Corp(d) 7.00%, 02/01/2019	640,700
755,000	Boise Cascade Co 6.38%, 11/01/2020	770,100
740,000	Bombardier Inc(d)(e) 4.75%, 04/15/2019	706,700
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	659,450
	Builders FirstSource Inc(d)
310,000	7.63%, 06/01/2021	323,950
895,000	10.75%, 08/15/2023	973,312
1,055,000	Building Materials Corp of America(d) 5.38%, 11/15/2024	1,073,462
	Cemex Finance LLC(d)
200,000	9.38%, 10/12/2022	220,000
225,000	6.00%, 04/01/2024	218,250
	Cemex SAB de CV(d)(e)
200,000	6.50%, 12/10/2019	213,250
350,000	5.70%, 01/11/2025	331,625
200,000	6.13%, 05/05/2025	194,500
335,000	Coveris Holding Corp(d) 10.00%, 06/01/2018	335,000
820,000	Coveris Holdings SA(d) 7.88%, 11/01/2019	796,425
285,000	CPG Merger Sub LLC(d) 8.00%, 10/01/2021	285,000
491,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	540,100
1,312,000	Gates Global LLC / Gates Global Co(d) 6.00%, 07/15/2022	1,148,000
925,000	KLX Inc(d) 5.88%, 12/01/2022	906,500
790,000	Legrand France SA 8.50%, 02/15/2025	1,072,119
730,000	Louisiana-Pacific Corp 7.50%, 06/01/2020	754,637
1,190,000	Manitowoc Foodservice Inc(d) 9.50%, 02/15/2024	1,329,825
760,000	Masonite International Corp(d) 5.63%, 03/15/2023	788,500
715,000	MasTec Inc 4.88%, 03/15/2023	663,162
870,000	Moog Inc(d) 5.25%, 12/01/2022	880,875
1,030,000	Norbord Inc(d) 6.25%, 04/15/2023	1,055,750
390,000	Nortek Inc 8.50%, 04/15/2021	404,625
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 145,000	Novelis Inc 8.38%, 12/15/2017	$ 148,263
	Oshkosh Corp
200,000	5.38%, 03/01/2022	206,000
645,000	5.38%, 03/01/2025	662,737
75,000	Pactiv LLC 8.38%, 04/15/2027	78,750
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
167,000	9.88%, 08/15/2019	172,428
115,000	8.25%, 02/15/2021	120,304
515,000	7.00%, 07/15/2024(d)	530,192
	Sealed Air Corp(d)
205,000	5.13%, 12/01/2024	210,381
445,000	6.88%, 07/15/2033	471,700
85,000	Standard Industries Inc(d) 5.13%, 02/15/2021	87,338
450,000	Terex Corp 6.00%, 05/15/2021	450,563
115,000	Tervita Corp(d) 10.88%, 02/15/2018	30,475
	TransDigm Inc
90,000	7.50%, 07/15/2021	95,400
270,000	6.50%, 07/15/2024	273,883
365,000	6.38%, 06/15/2026(d)	364,088
435,000	US Concrete Inc(d) 6.38%, 06/01/2024	435,000
670,000	USG Corp(d)(e) 5.50%, 03/01/2025	701,825
190,000	Vander Intermediate Holding II Corp(d)(f) 9.75%, 02/01/2019	101,650
1,345,000	Watco Cos LLC / Watco Finance Corp(d) 6.38%, 04/01/2023	1,331,550
570,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	501,600
760,000	Zebra Technologies Corp(e) 7.25%, 10/15/2022	805,600
455,000	Zekelman Industries Inc(d) 9.88%, 06/15/2023	459,550
		31,378,263
Technology — 2.44%
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(d)
470,000	5.88%, 06/15/2021	479,293
685,000	5.45%, 06/15/2023	710,738
225,000	7.13%, 06/15/2024	234,995
125,000	8.35%, 07/15/2046	134,389
	First Data Corp(d)
420,000	5.38%, 08/15/2023	426,514
1,020,000	7.00%, 12/01/2023	1,032,750
675,000	5.75%, 01/15/2024	669,937
1,545,000	Infor US Inc 6.50%, 05/15/2022	1,459,067
	Micron Technology Inc
500,000	5.88%, 02/15/2022(e)	470,000
295,000	7.50%, 09/15/2023(d)	313,437
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 760,000	NXP BV / NXP Funding LLC(d) 4.63%, 06/01/2023	$ 773,300
		6,704,420
Utilities — 3.20%
	AES Corp
365,000	8.00%, 06/01/2020(e)	425,225
765,000	7.38%, 07/01/2021	862,538
1,350,000	5.50%, 04/15/2025	1,353,375
	Calpine Corp
90,000	5.88%, 01/15/2024(d)	93,600
985,000	5.75%, 01/15/2025	957,912
17,000	DPL Inc 6.50%, 10/15/2016	17,000
	Dynegy Inc
715,000	6.75%, 11/01/2019	715,894
60,000	7.38%, 11/01/2022	57,900
410,000	7.63%, 11/01/2024(e)	393,600
408,614	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(d)(e)(h)(i) 11.75%, 03/01/2022	479,100
	GenOn Americas Generation LLC
1,245,000	8.50%, 10/01/2021	989,775
150,000	9.13%, 05/01/2031(e)	115,500
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	19,875
165,000	9.88%, 10/15/2020	117,150
	NRG Energy Inc
1,075,000	7.88%, 05/15/2021	1,112,625
510,000	7.25%, 05/15/2026(d)(e)	507,450
560,000	Southern Star Central Corp(d) 5.13%, 07/15/2022	546,000
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(d)(g)(h) 11.50%, 10/01/2020	34,000
		8,798,519
TOTAL CORPORATE BONDS AND NOTES — 83.50% (Cost $240,912,395)		$ 229,808,261
Principal Amount(a)		Fair Value
CONVERTIBLE BONDS
Consumer, Cyclical — 0.06%
$237,000	Navistar International Corp 4.50%, 10/15/2018	$ 157,753
Financial — 0.14%
386,000	iStar Financial Inc 3.00%, 11/15/2016	389,136
Technology — 0.10%
322,000	ON Semiconductor Corp 1.00%, 12/01/2020	287,788
TOTAL CONVERTIBLE BONDS — 0.30% (Cost $872,509)		$ 834,677
Shares
COMMON STOCK
Communications — 0.13%
6,900	DISH Network Corp Class A(l)	361,560
Consumer, Cyclical — 0.55%
23,275	Eldorado Resorts Inc(l)	353,664
13,624	Gaming & Leisure Properties Inc REIT	469,755
8,597	General Motors Co	243,295
31,680	Penn National Gaming Inc(l)	441,936
		1,508,650
Consumer, Non-Cyclical — 0.34%
18,965	Live Nation Entertainment Inc(l)	445,677
17,800	Service Corp International	481,312
		926,989
Energy — 0.01%
23,699	Lone Pine Resources Canada Ltd(j)(l)	183
23,699	Lone Pine Resources Inc Class A(j)(l)	237
227	Vantage Drilling International(l)	19,636
		20,056
Financial — 0.36%
37,985	Ally Financial Inc(l)	648,404
11,116	CIT Group Inc	354,712
		1,003,116
Industrial — 0.40%
18,350	Berry Plastics Group Inc(l)	712,897
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
16,650	Boise Cascade Co(l)	$ 382,118
		1,095,015
TOTAL COMMON STOCK — 1.79% (Cost $4,841,875)		$ 4,915,386
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.22%
729	Allergan PLC Series A, 5.50%(e)	606,892
Financial — 0.66%
6,185	American Tower Corp, 5.50%	700,838
4,195	Crown Castle International Corp, 4.50%(e)	507,008
20,308	EPR Properties Series C, 5.75%	623,175
		1,831,021
TOTAL CONVERTIBLE PREFERRED STOCK — 0.88% (Cost $2,251,034)		$ 2,437,913
PREFERRED STOCK
Communications — 0.27%
10,145	T-Mobile USA Inc	743,223
Consumer, Non-Cyclical — 0.13%
4,787	Tyson Foods Inc	352,945
Financial — 0.17%
13,425	Federal National Mortgage Association	60,010
16,517	GMAC Capital Trust I	409,952
		469,962
TOTAL PREFERRED STOCK — 0.57% (Cost $1,631,785)		$ 1,566,130
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.93%
	Federal Home Loan Bank
$6,322,000	0.05%, 07/01/2016	6,322,000
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$10,000,000	0.16%, 07/19/2016	$ 9,999,150
		16,321,150
U.S. Treasury Bonds and Notes — 0.07%
201,000	U.S. Treasury Bills 0.21%, 08/04/2016	200,961
Repurchase Agreements — 8.59%
5,610,772	Undivided interest of 11.74% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $5,610,772 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(m)	5,610,772
5,610,772	Undivided interest of 5.10% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $5,610,772 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(m)	5,610,772
5,610,772	Undivided interest of 5.18% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $5,610,772 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(m)	5,610,772
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,180,974	Undivided interest of 5.59% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $1,180,974 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(m)
$ 1,180,974
5,610,771	Undivided interest of 6.72% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $5,610,771 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(m)	5,610,771
23,624,061
SHORT TERM INVESTMENTS — 14.59% (Cost $40,146,172)		$ 40,146,172
TOTAL INVESTMENTS — 107.23% (Cost $307,303,140)		$ 295,129,228
OTHER ASSETS & LIABILITIES, NET — (7.23)%		$ (19,907,440)
TOTAL NET ASSETS — 100.00%		$ 275,221,788
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2016, the aggregate cost and fair value of 144A securities was $114,250,587 and $107,680,089, respectively, representing 39.12% of net assets.
(e)	All or a portion of the security is on loan at June 30, 2016.
(f)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(g)	Security in default; some interest payments received during the last 12 months. At June 30, 2016, the aggregate cost and fair value of such securities was $1,351,921 and $575,488, respectively, representing 0.21% of net assets.
(h)	Security in bankruptcy at June 30, 2016.
(i)	Security in default; no interest payments received during the last 12 months. At June 30, 2016, the aggregate cost and fair value of such securities was $3,198,624 and $1,049,435, respectively, representing 0.38% of net assets.
(j)	Security is fair valued under procedures adopted by the Board of Directors.
(k)	Security has no contractual maturity date and pays an indefinite stream of interest.
(l)	Non-income producing security.
(m)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TLB	Term Loan B
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
At June 30, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Amag Pharmaceuticals Inc	4.75%	08/17/2021	08/13/2015	$244,906	$242,983	0.09%
Talbots Inc	9.50	03/19/2021	06/17/2015	225,974	213,187	0.08
Yonkers Racing Corp	4.25	08/20/2019	08/16/2013	185,974	182,372	0.06
				$656,854	$638,542	0.23%
At June 30, 2016, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	114,018	EUR	101,700	September 2016	$801
GS	GBP	212,400	USD	306,330	September 2016	(23,273)
HSB	USD	163,600	CAD	214,400	July 2016	(2,356)
JPM	USD	326,909	CAD	429,000	July 2016	(5,158)
JPM	USD	549,650	GBP	381,100	September 2016	41,774
SSB	USD	263,104	CAD	345,000	July 2016	(3,943)
WES	USD	34,566	CAD	45,300	July 2016	(499)
					Net Appreciation	$7,346
At June 30, 2016, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Value(a)	Fair Value	Upfront Premiums Paid	Fixed Deal Pay/Receive Rate	Expiration Date	Net Unrealized Appreciation	Buy/Sell Credit Protection	Average Credit Rating(b)
North America High Yield 25	$7,973,000	$249,958	$229,735	5.00%	June 20, 2021	$479,369	Buy	B+
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b) Ratings are presented for credit default swap contracts in which the Fund has bought protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2016.
Counterparty Abbreviations:
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Putnam High Yield Bond Fund
ASSETS:
Investments in securities, fair value (including $23,050,162 of securities on loan)(a)	$271,505,167
Repurchase agreements, fair value(b)	23,624,061
Subscriptions receivable	156,430
Receivable for investments sold	548,264
Variation margin on centrally cleared credit default swaps	249,958
Unrealized appreciation on forward foreign currency contracts	42,575
Dividends and interest receivable	4,048,017
Total Assets	300,174,472
LIABILITIES:
Payable to investment adviser	168,764
Payable for administrative services fees	2,873
Payable upon return of securities loaned	23,624,061
Redemptions payable	76,524
Payable for investments purchased	783,935
Payable to custodian	261,298
Unrealized depreciation on forward foreign currency contracts	35,229
Total Liabilities	24,952,684
NET ASSETS	$275,221,788
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,006,724
Paid-in capital in excess of par	307,966,797
Net unrealized depreciation	(11,687,197)
Undistributed net investment income	485,767
Accumulated net realized loss	(24,550,303)
NET ASSETS	$275,221,788
NET ASSETS BY CLASS
Initial Class	$9,996,243
Institutional Class	$265,225,545
CAPITAL STOCK:
Authorized
Initial Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	1,275,347
Institutional Class	28,791,890
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$7.84
Institutional Class	$9.21
(a) Cost of investments	$283,679,079
(b) Cost of repurchase agreements	$23,624,061
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Putnam High Yield Bond Fund
INVESTMENT INCOME:
Interest	$8,877,275
Income from securities lending	80,803
Dividends	127,437
Total Income	9,085,515
EXPENSES:
Management fees	1,046,493
Administrative services fees – Initial Class	16,918
Total Expenses	1,063,411
NET INVESTMENT INCOME	8,022,104
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(6,451,740)
Net realized gain on credit default swaps	162,608
Net realized gain on forward foreign currency contracts	20,977
Net Realized Loss	(6,268,155)
Net change in unrealized appreciation on investments and foreign currency translations	20,897,049
Net change in unrealized appreciation on credit default swaps	395,870
Net change in unrealized depreciation on forward foreign currency contracts	(36,847)
Net Change in Unrealized Appreciation	21,256,072
Net Realized and Unrealized Gain	14,987,917
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,010,021
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Putnam High Yield Bond Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$8,022,104	$17,078,203
Net realized loss	(6,268,155)	(1,895,502)
Net change in unrealized appreciation (depreciation)	21,256,072	(26,633,072)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,010,021	(11,450,371)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(312,610)	(698,800)
Institutional Class	(7,330,109)	(16,432,090)
From net investment income	(7,642,719)	(17,130,890)
Total Distributions	(7,642,719)	(17,130,890)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	1,518,073	39,367,864
Institutional Class	20,900,231	359,649,229
Shares issued in reinvestment of distributions
Initial Class	312,610	698,800
Institutional Class	7,330,109	16,432,090
Shares redeemed
Initial Class	(3,540,301)	(377,274,482)
Institutional Class	(67,162,539)	(47,028,588)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(40,641,817)	(8,155,087)
Total Decrease in Net Assets	(25,274,515)	(36,736,348)
NET ASSETS:
Beginning of Period	300,496,303	337,232,651
End of Period(a)	$275,221,788	$300,496,303
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	199,118	4,694,103
Institutional Class	2,343,087	36,324,943
Shares issued in reinvestment of distributions
Initial Class	40,233	89,048
Institutional Class	802,860	1,795,139
Shares redeemed
Initial Class	(474,868)	(43,755,878)
Institutional Class	(7,511,298)	(4,962,841)
Net Decrease	(4,600,868)	(5,815,486)
(a) Including undistributed net investment income:	$485,767	$106,382
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$ 7.46	0.21 (b)	0.41	0.62	-	(0.24)	-	(0.24)	$7.84	8.26% (c)
12/31/2015	$ 8.33	0.42 (b)	(0.79)	(0.37)	-	(0.50)	-	(0.50)	$7.46	(4.69%)
12/31/2014	$ 8.54	0.42 (b)	(0.24)	0.18	-	(0.39)	-	(0.39)	$8.33	2.09%
12/31/2013	$ 8.36	0.47 (b)	0.16	0.63	-	(0.45)	-	(0.45)	$8.54	7.65%
12/31/2012	$ 7.68	0.52 (b)	0.62	1.14	-	(0.46)	-	(0.46)	$8.36	15.00%
12/31/2011	$ 8.01	0.49	(0.32)	0.17	(0.00) (d)	(0.50)	-	(0.50)	$7.68	2.24%
Institutional Class
06/30/2016	$ 8.72	0.26 (b)	0.49	0.75	-	(0.26)	-	(0.26)	$9.21	8.53% (c)
12/31/2015 (e)	$10.00	0.35 (b)	(1.10)	(0.75)	-	(0.53)	-	(0.53)	$8.72	(7.71%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
06/30/2016	$ 9,996	1.10% (g)	1.10% (g)	N/A	5.40% (g)	23% (c)
12/31/2015	$ 11,277	1.10%	1.10%	N/A	4.98%	56%
12/31/2014	$337,233	1.10%	1.10%	N/A	4.80%	53%
12/31/2013	$254,464	1.10%	1.10%	5.50%	5.50%	56%
12/31/2012	$206,649	1.10%	1.10%	6.32%	6.32%	52%
12/31/2011	$118,735	1.10%	1.10%	6.83%	6.83%	67%
Institutional Class
06/30/2016	$265,226	0.75% (g)	0.75% (g)	N/A	5.76% (g)	23% (c)
12/31/2015 (e)	$289,219	0.75% (g)	0.75% (g)	N/A	5.49% (g)	56%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2016

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2016

As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 15,420,689	$ —	$ 15,420,689
Corporate Bonds and Notes	—	229,808,251	10	229,808,261
Convertible Bonds	—	834,677	—	834,677
Common Stock	4,895,330	19,636	420	4,915,386
Convertible Preferred Stock	507,008	1,930,905	—	2,437,913
Preferred Stock	469,962	1,096,168	—	1,566,130
Short Term Investments	—	40,146,172	—	40,146,172
Total investments, at fair value:	5,872,300	289,256,498	430	295,129,228
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	42,575	—	42,575
Credit Default Swaps	—	249,958	—	249,958
Total Assets	$ 5,872,300	$ 289,549,031	$ 430	$ 295,421,761
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (35,229)	$ —	$ (35,229)
Total Liabilities	$ 0	$ (35,229)	$ 0	$ (35,229)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2016

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$307,432,573
Gross unrealized appreciation on investments	7,094,359
Gross unrealized depreciation on investments	(19,397,704)
Net unrealized depreciation on investments	$(12,303,345)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Semi-Annual Report - June 30, 2016

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $1,558,783 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund

Semi-Annual Report - June 30, 2016

would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within dividends and interest receivable on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
The Fund operates as a buyer of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average contract amount of $5,417,571 in credit default swaps for the reporting period.
Valuation of derivative investments as of June 30, 2016 is as follows:
	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation	$479,369 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 42,575	Unrealized depreciation on forward foreign currency contracts	$35,229
(a)Includes cumulative appreciation of credit default swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Credit contracts (swaps)	Net realized gain on credit default swaps	$162,608	Net change in unrealized appreciation on credit default swaps	$395,870
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 20,977	Net change in unrealized depreciation on forward foreign currency contracts	$ (36,847)

Semi-Annual Report - June 30, 2016

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2016.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received/ (Pledged)(b)	Net Amount
Derivative Assets (forward contracts)	$42,575	$(5,158)	$—	$—	$37,417
Derivative Liabilities (forward contracts)	$35,229	$(5,158)	$—	$—	$30,071
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $60,770,635 and $90,431,820, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $23,050,162 and received collateral as reported on the Statement of Assets and

Semi-Annual Report - June 30, 2016

Liabilities of $23,624,061 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of June 30, 2016. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$22,305,185
Convertible Preferred Stock	744,977
Total secured borrowings	$23,050,162
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Putnam High Yield Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable index and peer group. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the third, second, second and fourth quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, although the Fund underperformed its benchmark index for the three-, five- and ten-year periods ended December 31, 2015, it outperformed its benchmark index for the one-year period ended December 31, 2015. However, the Board considered that the Sub-Adviser began managing the Fund in February 2009, and thus, longer term underperformance is attributable to the prior sub-adviser. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the average and the median management fees of its peer group of funds. The Board further noted that, although the Fund’s total expense ratio was above the average and median expense ratio of its peer group and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses), the Fund’s total annual operating expense ratio was less than the average and median expense ratio of its peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the Board had considered that any fees charged to other accounts managed by the Sub-Adviser were competitive with the fee charged to GWCM for the Fund, such information regarding the Sub-Adviser was not necessary to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM and the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM and the Sub-Adviser.

Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016